BASIC AND DILUTED NET LOSS PER SHARE (Schedule of Basic Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss available to shareholders of ordinary shares, basic	$ (66,504)	$ (130,368)	$ (83,946)
Denominator:
Shares used in computing basic net loss per ordinary shares	41,658,424	40,583,002	39,645,453